Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
VLCC Ulysses
Property Plant And Equipment [Line Items]
Date of vessel acquisition	May 16, 2016
Acquisition of newly constructed vessels	$ 99,820
Aframax Tanker Elias Tsakos
Property Plant And Equipment [Line Items]
Date of vessel acquisition	Jun. 27, 2016
Acquisition of newly constructed vessels	$ 55,163